SBA Loan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 18, 2021	May 31, 2020
Interest rate		7.00%	7.00%
Small Business Administration
Interest rate		1.00%		1.00%
Proceeds from Debt		$ 88,000		$ 45,000
Other income	$ 45,000
Loan balances oustanding	$ 0	$ 88,000